Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Exploration For And Evaluation Of Mineral Resources [Abstract]
Schedule of Exploration and Evaluation Assets

($ millions)	2018	2017
Exploration and evaluation assets at cost	2,325.0	2,305.1
Accumulated amortization	(1,852.4)	(1,670.2)
Net carrying amount	472.6	634.9

Reconciliation of movements during the year
Cost, beginning of year	2,305.1	2,080.7
Accumulated amortization, beginning of year	(1,670.2)	(1,582.6)
Net carrying amount, beginning of year	634.9	498.1

Net carrying amount, beginning of year	634.9	498.1
Acquisitions through business combinations, net	10.2	116.9
Additions	673.3	729.1
Dispositions	(7.5)	(12.9)
Transfers to property, plant and equipment	(705.9)	(541.4)
Amortization	(157.2)	(134.3)
Foreign exchange	24.8	(20.6)
Net carrying amount, end of year	472.6	634.9

($ millions)	2018	2017
Development and production assets	26,635.3	25,881.1
Corporate assets	114.6	106.4
Property, plant and equipment at cost	26,749.9	25,987.5
Accumulated depletion, depreciation and impairment	(16,319.7)	(11,925.1)
Net carrying amount	10,430.2	14,062.4

Reconciliation of movements during the year
Development and production assets
Cost, beginning of year	25,881.1	24,846.9
Accumulated depletion and impairment, beginning of year	(11,877.1)	(10,735.5)
Net carrying amount, beginning of year	14,004.0	14,111.4

Net carrying amount, beginning of year	14,004.0	14,111.4
Acquisitions through business combinations, net	12.2	220.2
Additions	1,083.6	1,211.8
Dispositions, net	(523.8)	(332.7)
Transfers from exploration and evaluation assets	705.9	541.4
Reclassified as assets held for sale	—	(26.4)
Depletion	(1,412.4)	(1,394.4)
Impairment	(3,704.8)	(203.6)
Foreign exchange	208.4	(123.7)
Net carrying amount, end of year	10,373.1	14,004.0

Cost, end of year	26,635.3	25,881.1
Accumulated depletion and impairment, end of year	(16,262.2)	(11,877.1)
Net carrying amount, end of year	10,373.1	14,004.0

Corporate assets
Cost, beginning of year	106.4	102.4
Accumulated depreciation, beginning of year	(48.0)	(38.9)
Net carrying amount, beginning of year	58.4	63.5

Net carrying amount, beginning of year	58.4	63.5
Additions	7.7	4.2
Depreciation	(9.2)	(9.1)
Foreign exchange	0.2	(0.2)
Net carrying amount, end of year	57.1	58.4

Cost, end of year	114.6	106.4
Accumulated depreciation, end of year	(57.5)	(48.0)
Net carrying amount, end of year	57.1	58.4